Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred income tax
Schedule of gross tax assets and liabilities

	2021	2022
	RMB’000	RMB’000
The deferred tax assets comprise attributable to:
- Tax losses	43,323	60,002
- Other temporary differences	2,442	1,161
	45,765	61,163
The deferred tax liabilities comprise temporary differences attributable to:
- Medical licenses and tradenames	(285)	—
- Others	—	—
	(285)	—

Schedule of deferred tax assets and liabilities by recovery period

	2021	2022
	RMB’000	RMB’000
Deferred income tax assets:
- Deferred income tax assets to be recovered after more than 12 months	45,765	61,163
	45,765	61,163
Deferred income tax liabilities:
- Deferred income tax liabilities to be settled after more than 12 months	(285)	—
	(285)	—
Deferred income tax assets – net	45,480	61,163

Summary of gross movement on deferred income tax accounts

	2021	2022
	RMB’000	RMB’000
At 1 January	17,995	45,480
Disposal of subsidiaries (Note 30)	7,479	(5,292)
Credited to consolidated statement of comprehensive income	20,006	21,375
Translation adjustment	—	(400)
At 31 December	45,480	61,163

Deferred income tax assets

	Tax losses	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2021	27,988	4,658	32,646
Disposal of a subsidiary (Note 30)	(6,144)	(743)	(6,887)
Credited to consolidated statement of comprehensive income	21,479	(1,473)	20,006
At 31 December 2021 and 1 January 2022	43,323	2,442	45,765
Disposal of subsidiaries (Note 30)	(5,292)	—	(5,292)
Credited to consolidated statement of comprehensive income	22,371	(1,281)	21,090
Translation adjustment	(400)	—	(400)
At 31 December 2022	60,002	1,161	61,163

Deferred income tax liabilities

	Medical licenses
	and tradenames	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2021	14,425	226	14,651
Disposal of subsidiaries (Note 30)	(14,140)	(226)	(14,366)
At 31 December 2021 and 1 January 2022	285	—	285
Credited to consolidated statement of comprehensive income	(285)	—	(285)
At 31 December 2022	—	—	—

Summary of unrecognized tax losses by expiry period

	2021	2022
	RMB’000	RMB’000
Tax loss expiring within 5 years	91,221	103,988